Preferred, Common Stock and Additional Paid in Capital	12 Months Ended
Dec. 31, 2014
Preferred, Common Stock and Additional Paid in Capital [Abstract]
Preferred, Common Stock and Additional Paid in Capital
10.      Preferred, Common Stock and Additional paid in capital:
Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2013 and 2014 the Company had not issued any preferred stock.
Common Stock: Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009, at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company is authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.
Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to ratably receive all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.
15-for-1 reverse stock split: Effective as of the opening of trading on October 15, 2012, the Company affected a one-for-fifteen reverse stock split of its common shares. The reverse stock split was approved by the Company's shareholders at the Company's 2012 Annual General Meeting of Shareholders, held on September 7, 2012. The reverse stock split reduced the number of the Company's common shares from 81,012,403 to 5,400,810 and affected all issued and outstanding common shares. No fractional shares were issued in connection to the reverse split. Shareholders who would otherwise hold a fractional share of the Company's common stock received a cash payment in lieu of such fractional share.
Share re-purchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares would be cancelled and removed from the Company's share capital.
On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 of Company's shares, at a maximum price of $19.5 per share. On November 9, 2011 the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.
During the year ended December 31, 2012, the Company repurchased and cancelled 61,730 treasury shares, which were repurchased in the open market for an aggregate purchase price of $860, pursuant to the terms of Company's existing share repurchase plan. As of December 31, 2012, the Company had $2,140 of remaining capacity under the plan.

On July 25, 2013, pursuant to a rights offering, approved by the Company's Board of Directors in April 2013, the Company issued 15,338,861 shares of common stock, which resulted in net proceeds of $77,898 after deducting offering expenses of $2,167. The proceeds were primarily used for orders for fuel-efficient dry bulk vessels with some of the proceeds being reserved for working capital and general corporate purposes.
On October 7, 2013, the Company offered 8,050,000 common shares, in a primary underwritten public offering price of $8.80 per share less underwriters' discount. The sale of shares by the Company resulted in net proceeds of $68,124 after deducting offering expenses of $2,716. The Company used the net proceeds from this offering for the partial funding of newbuilding vessels, for vessel acquisitions, and for general corporate purposes.
As disclosed in Note 14 below, during the year ended December 31, 2013, the Company issued: (i) 239,333 common shares in connection with its 2013 Equity Incentive Plan; (ii) 12,000 common shares, which were granted to a former director of the Company; and (iii) 18,667 common shares to the former Chief Executive Officer of the Company, representing the second and the third installments of his minimum guaranteed incentive award in accordance with his consultancy agreement (Note 3).
In July 2014, the Company issued as consideration 54,104,200 common shares in the July 2014 Transactions, consisting of 48,395,766 common shares for the Merger, 3,592,728 common shares for the acquisition of the Pappas Companies and 2,115,706 common shares as partial consideration for the acquisition of the Heron Vessels (Note 1).
As disclosed in Note 3 above, 22,598 common shares were issued during the year ended December 31, 2014, as part of the consideration for the acquisition of 33% of the total outstanding common stock of Interchart.
As disclosed in Note 14 below, during the year ended December 31, 2014, the Company issued: (i) 394,167 common shares in connection with its 2014 Equity Incentive Plan; (ii) 8,000 common shares, which were granted to certain directors of the Company; (iii) 9,333 common shares to the Company's former Chief Executive Officer, representing the first installment of his minimum guaranteed incentive award in accordance with his consultancy agreement; and (iv) 168,842 the Company's former Chief Executive Officer pursuant to a termination agreement dated July 31, 2014 (Note 3).
In August 2014, the Company agreed to issue the Excel Vessel Share Consideration of 29,917,312 common shares under the terms of the Excel Transactions. As of December 31, 2014, the Company had issued 25,659,425 common shares as part of the Excel Vessel Share Consideration (Note 1 and Note 5).